Class A | Thrivent Partner Small Cap Growth Fund
Thrivent Partner Small Cap Growth Fund TPSAX
Investment Objective
Thrivent Partner Small Cap Growth Fund seeks to achieve long-term growth of capital.
Fees And Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least$50,000 in Class A shares of a fund of Thrivent Mutual Funds. More information about these and other discounts is available from your financial professional and in the "Class A Shares" section on pages 112 through 114 of this prospectus and the "Sales Charges" section under the heading "Purchase, Redemption and Pricing of Shares" of the Fund's Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -		Class A Thrivent Partner Small Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value at time of purchase or redemption, whichever is lower)	[1]	1.00%
[1]	When you invest $1,000,000 or more, a deferred sales charge of 1% will apply to shares redeemed within one year.

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class A Thrivent Partner Small Cap Growth Fund
Management Fees		0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.36%
Total Annual Fund Operating Expenses		1.51%
Less Expense Reimbursement	[1]	0.11%
Net Annual Fund Operating Expenses		1.40%
[1]	The Adviser has contractually agreed, through at least February 28, 2013, to waive certain fees and/or reimburse certain expenses associated with the Class A shares of the Thrivent Partner Small Cap Growth Fund in order to limit the Net Annual Fund Operating Expenses (excluding Acquired (Underlying) Fund Fees and Expenses, if any) to an annual rate of 1.40% of the average daily net assets of the Class A shares. This contractual provision, however, may be terminated before the indicated termination date upon the mutual agreement between the Independent Trustees of the Fund and the Adviser.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Thrivent Partner Small Cap Growth Fund	685	991	1,319	2,244

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106% of the average value of its portfolio. To the extent that the Fund invests in other underlying mutual funds, the Fund's portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.

Principal Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of small companies. Should the Adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small cap companies from 80% to a lesser amount, we will notify you at least 60 days prior to the change. The Adviser has selected a subadviser to manage the Fund. The subadviser uses its own methodology, as described below, for selecting stocks of small companies, with market capitalizations at the time of purchase in the range of the Russell 2000® Growth Index, that, in the subadviser's determination, have above-average prospects for growth. A portion of the Fund will be invested in companies that have market capitalizations that fall within the bottom half of this Index (the "microcap portion").

Turner Investments, L.P. ("Turner"), the subadviser to the Fund, uses its proprietary quantitative model to rank small cap companies by sector according to the size of the company, earnings growth rates and projections, sales and revenue figures, risk and volatility measures and trading volumes. It then uses fundamental and technical investment research techniques to identify attractive investments. A poor ranking from Turner's proprietary model, a downward revision in earnings estimates or company management, or a breakdown in the underlying money flow for a stock may cause Turner to consider selling the security.

Principal Risks

The Fund is subject to the following principal investment risks. Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. The Fund cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Fund's portfolio is exposed, will affect the market prices of the company's securities and therefore the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Small Cap Risk. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could cushion returns in a falling market.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Stocks of growth companies historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and if a company's earnings or revenues fall short of expectations its stock price may fall dramatically.

Liquidity Risk. Liquidity is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Fund believes they are worth.

Investment Adviser Risk. The Fund is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Fund invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance

The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index. The index is the Russell 2000® Growth Index, which is comprised of small-cap companies with a greater-than-average growth orientation. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart includes the effects of Fund expenses, but not sales charges. If sales charges were included, returns would be lower than those shown.The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 '09	+22.66%
Worst Quarter:	Q4 '08	-26.78%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 30, 2011)
Average Annual Total Returns - Class A	1 Year	5 Years	Since Inception	Inception Date
Thrivent Partner Small Cap Growth Fund	(9.56%)	(0.96%)	2.19%	Jun. 30, 2005
Thrivent Partner Small Cap Growth Fund (after taxes on distributions)	(9.56%)	(1.11%)	2.07%	Jun. 30, 2005
Thrivent Partner Small Cap Growth Fund (after taxes on distributions and redemptions)	(6.22%)	(0.83%)	1.87%	Jun. 30, 2005
Thrivent Partner Small Cap Growth Fund Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	(2.91%)	2.09%	4.81%